Award Timing Disclosure	12 Months Ended
Jan. 30, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Equity Award Grant Practices
The Compensation Committee has followed a practice of granting annual equity awards, including annual awards of PSUs, stock options and RSAs granted to the NEOs, on April 1 each year. Interim equity grants, such as grants made to newly hired executives, are typically made on March 15, June 15, September 15 and December 15 each year. During fiscal 2025, the
Compensation Committee did not consider material non-public information when determining the timing or terms of equity awards, and the Company did not time the disclosure of material non-public information for the purpose of affecting the value of any executive compensation awarded during the year.
The Compensation Committee did not grant stock options to any NEO in 2025 during the period beginning four business days before and ending one business day after the filing or furnishing of a Form 10-K, Form 10-Q or Form 8-K that discloses material non-public information.

Award Timing Method	The Compensation Committee has followed a practice of granting annual equity awards, including annual awards of PSUs, stock options and RSAs granted to the NEOs, on April 1 each year. Interim equity grants, such as grants made to newly hired executives, are typically made on March 15, June 15, September 15 and December 15 each year.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee did not grant stock options to any NEO in 2025 during the period beginning four business days before and ending one business day after the filing or furnishing of a Form 10-K, Form 10-Q or Form 8-K that discloses material non-public information.

MNPI Disclosure Timed for Compensation Value	false